Securities Available for Sale and Securities Held to Maturity	12 Months Ended
Dec. 31, 2012
Securities Available for Sale and Securities Held to Maturity
6.	Securities Available for Sale and Securities Held to Maturity

The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale and securities held to maturity are as follows:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. agency mortgage-backed securities	$20,080	$396	$-	$20,476
Asset-backed securities	8,104	62	2	8,164
Corporate debt securities	6,197	61	2	6,256
Certificates of deposit	6,150	12	1	6,161
U.S. agency notes	3,465	2	3	3,464
Non-agency residential mortgage-backed securities	796	2	65	733
Commercial paper	574	-	-	574
Other securities	278	17	-	295

Total securities available for sale	$45,644	$552	$73	$46,123

Securities held to maturity:
U.S. agency mortgage-backed securities	$17,750	$558	$19	$18,289
Other securities	444	-	1	443

Total securities held to maturity	$18,194	$558	$20	$18,732

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. agency mortgage-backed securities	$20,666	$269	$14	$20,921
Asset-backed securities	2,638	4	7	2,635
Corporate debt securities	3,592	5	26	3,571
Certificates of deposit	3,623	2	3	3,622
U.S. agency notes	1,795	5	-	1,800
Non-agency residential mortgage-backed securities	1,130	-	223	907
Commercial paper	225	-	-	225
Other securities	281	3	-	284

Total securities available for sale	$33,950	$288	$273	$33,965

Securities held to maturity:
U.S. agency mortgage-backed securities	$14,770	$430	$2	$15,198
Other securities	338	3	-	341

Total securities held to maturity	$15,108	$433	$2	$15,539

A summary of securities with unrealized losses, aggregated by category and period of continuous unrealized loss, is as follows:

	Less than		12 months
	12 months		or longer		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Securities available for sale:
Asset-backed securities	$-	$-	$801	$2	$801	$2
Corporate debt securities	878	2	-	-	878	2
Certificates of deposit	599	1	-	-	599	1
U.S. agency notes	2,102	3	-	-	2,102	3
Non-agency residential mortgage-backed securities	46	1	549	64	595	65

Total	$3,625	$7	$1,350	$66	$4,975	$73

Securities held to maturity:
U.S. agency mortgage-backed securities	$2,680	$19	$-	$-	$2,680	$19
Other securities	240	1	-	-	240	1

Total	$2,920	$20	$-	$-	$2,920	$20

Total securities with unrealized losses (1)	$6,545	$27	$1,350	$66	$7,895	$93

(1)	The number of investment positions with unrealized losses totaled 139 for securities available for sale and 24 for securities held to maturity.

	Less than		12 months
	12 months		or longer		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Securities available for sale:
U.S. agency mortgage-backed securities	$5,551	$14	$-	$-	$5,551	$14
Asset-backed securities	1,368	6	152	1	1,520	7
Corporate debt securities	1,888	26	-	-	1,888	26
Certificates of deposit	2,158	3	-	-	2,158	3
Non-agency residential mortgage-backed securities	121	8	746	215	867	223

Total	$11,086	$57	$898	$216	$11,984	$273

Securities held to maturity:
U.S. agency mortgage-backed securities	$384	$2	$-	$-	$384	$2

Total	$384	$2	$-	$-	$384	$2

Total securities with unrealized losses (1)	$11,470	$59	$898	$216	$12,368	$275

(1)	The number of investment positions with unrealized losses totaled 296 for securities available for sale and 3 for securities held to maturity.

Unrealized losses in securities available for sale of $73 million as of December 31, 2012, were concentrated in non-agency residential mortgage-backed securities. Included in non-agency residential mortgage-backed securities are securities collateralized by loans that are considered to be “Prime” (defined as loans to borrowers with a FICO credit score of 620 or higher at origination), and “Alt-A” (defined as Prime loans with reduced documentation at origination). At December 31, 2012, the amortized cost and fair value of Alt-A residential mortgage-backed securities were $308 million and $269 million, respectively.

Management evaluates whether securities available for sale and securities held to maturity are other-than-temporarily impaired (OTTI) on a quarterly basis as described in note “2 – Summary of Significant Accounting Policies.”

Certain Alt-A and Prime residential mortgage-backed securities experienced continued credit deterioration in 2012, including increased payment delinquency rates and losses on foreclosures of underlying mortgages. In addition, during 2012 the Company increased the projected default rates for modified loans underlying the securities. Based on the Company’s cash flow projections, management determined that it does not expect to recover all of the amortized cost of these securities and therefore determined that these securities were OTTI. The Company employs a buy and hold strategy relative to its mortgage-related securities, and does not intend to sell these securities and will not be required to sell these securities before anticipated recovery of the unrealized losses on these securities. Further, the Company has adequate liquidity at December 31, 2012, with cash and cash equivalents totaling $12.7 billion, a loan-to-deposit ratio of 14%, adequate access to short-term borrowing facilities and regulatory capital ratios in excess of “well capitalized” levels. Because the Company does not intend to sell these securities and it is not “more likely than not” that the Company will be required to sell these securities, the Company recognized an impairment charge equal to the securities’ expected credit losses of $32 million in 2012. The expected credit losses were measured as the difference between the present value of expected cash flows and the amortized cost of the securities. Further deterioration in the performance of the underlying loans in the Company’s non-agency residential mortgage-backed securities portfolio could result in the recognition of additional impairment losses.

The following table is a rollforward of the amount of credit losses recognized in earnings for OTTI securities held by the Company during the period for which a portion of the impairment was recognized in other comprehensive income:

Year Ended December 31,	2012	2011	2010

Balance at beginning of year	$127	$96	$60
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was not previously recognized	6	6	7
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was previously recognized	26	25	29

Balance at end of year	$159	$127	$96

The maturities of securities available for sale and securities held to maturity at December 31, 2012, are as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total

Securities available for sale:
U.S. agency mortgage-backed securities (1)	$-	$40	$4,050	$16,386	$20,476
Asset-backed securities	-	438	785	6,941	8,164
Corporate debt securities	1,149	4,883	224	-	6,256
Certificates of deposit	4,557	1,604	-	-	6,161
U.S. agency notes	-	1,300	2,164	-	3,464
Non-agency residential mortgage-backed securities (1)	-	-	7	726	733
Commercial paper	574	-	-	-	574
Other securities	-	-	-	295	295

Total fair value	$6,280	$8,265	$7,230	$24,348	$46,123
Total amortized cost	$6,268	$8,201	$7,062	$24,113	$45,644

Securities held to maturity:
U.S. agency mortgage-backed securities (1)	$-	$-	$9,956	$8,333	$18,289
Other securities	-	100	292	51	443

Total fair value	$-	$100	$10,248	$8,384	$18,732
Total amortized cost	$-	$100	$9,911	$8,183	$18,194

(1)

Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.

Proceeds and gross realized gains from sales of securities available for sale are as follows:

Year Ended December 31,	2012	2011	2010

Proceeds	$3,336	$500	$871
Gross realized gains	$35	$1	$1

There were no realized losses from the sales of securities available for sale in 2012, 2011, or 2010.